Document and Entity Information	12 Months Ended
	Dec. 31, 2011	Mar. 06, 2012	Jun. 30, 2011 USD ($)	Jun. 30, 2011 AUD
Document and Entity Information [Abstract]
Entity Registrant Name	UNIVERSAL BIOSENSORS INC
Entity Central Index Key	0001279695
Document Type	10-K
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float			$ 91,993,437	85,662,946
Entity Common Stock, Shares Outstanding		159,146,213